JENNIFER M. GOODMAN +1 (312) 609-7732 jgoodman@vedderprice.com

March 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re:	Asset Management Fund (the “Registrant”)
File Nos. 002-78808 and 811-03541

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectus and Statement of Additional Information both dated March 1, 2011 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 64 (the “Amendment”), which was filed on February 29, 2012 and (2) the text of the most recent amendment or registration statement was filed electronically.

Please do not hesitate to contact the undersigned at (312) 609-7732 if you have any questions regarding this certification.

Very truly yours, /s/Jennifer M. Goodman